Expense Example, No Redemption (Vanguard Explorer Value Fund - Investor Shares, Vanguard Explorer Value Fund, USD $)	12 Months Ended
Aug. 31, 2012
Vanguard Explorer Value Fund - Investor Shares | Vanguard Explorer Value Fund
Expense Example, No Redemption:
1 YEAR	$ 64
3 YEAR	202
5 YEAR	351
10 YEAR	$ 786